Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Jun. 30, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Net book value	$ 423,121	$ 434,545
Vessels Subject to Mortgages [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	10
Net book value	$ 278,377
Bareboat Chartered Vessels [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	6
Net book value	$ 144,234